PREFERRED SHARES SUBJECT TO MANDATORY REDEMPTION (Narrative) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015
Preferred Shares Subject To Mandatory Redemption 1		500
Preferred Shares Subject To Mandatory Redemption 2		10.00%
Preferred Shares Subject To Mandatory Redemption 3		$ 1,000
Preferred Shares Subject To Mandatory Redemption 4		$ 500,000
Preferred Shares Subject To Mandatory Redemption 5		1,162,791
Preferred Shares Subject To Mandatory Redemption 6		$ 0.55
Preferred Shares Subject To Mandatory Redemption 7		1,162,791
Preferred Shares Subject To Mandatory Redemption 8		$ 0.43
Preferred Shares Subject To Mandatory Redemption 9		1,162,791
Preferred Shares Subject To Mandatory Redemption 10		$ 0.55
Preferred Shares Subject To Mandatory Redemption 11		10.00%
Preferred Shares Subject To Mandatory Redemption 12		$ 0.43
Preferred Shares Subject To Mandatory Redemption 13		247.17
Preferred Shares Subject To Mandatory Redemption 14		$ 303,839
Preferred Shares Subject To Mandatory Redemption 15		46,456
Preferred Shares Subject To Mandatory Redemption 16		$ 10,212
Preferred Shares Subject To Mandatory Redemption 17		252.83
Preferred Shares Subject To Mandatory Redemption 18		796,566
Preferred Shares Subject To Mandatory Redemption 19		$ 0.3174
Preferred Shares Subject To Mandatory Redemption 20		500.00028
Preferred Shares Subject To Mandatory Redemption 21		116,279
Preferred Shares Subject To Mandatory Redemption 22		$ 0.55
Preferred Shares Subject To Mandatory Redemption 23		$ 78,000
Preferred Shares Subject To Mandatory Redemption 24		54,288
Preferred Shares Subject To Mandatory Redemption 25		955,927
Preferred Shares Subject To Mandatory Redemption 26		$ 360,082
Preferred Shares Subject To Mandatory Redemption 1	500
Preferred Shares Subject To Mandatory Redemption 2	10.00%
Preferred Shares Subject To Mandatory Redemption 3	$ 1,000
Preferred Shares Subject To Mandatory Redemption 4	$ 500,000
Preferred Shares Subject To Mandatory Redemption 5	1,162,791
Preferred Shares Subject To Mandatory Redemption 6	$ 0.55
Preferred Shares Subject To Mandatory Redemption 7	1,162,791
Preferred Shares Subject To Mandatory Redemption 8	$ 0.43
Preferred Shares Subject To Mandatory Redemption 9	1,162,791
Preferred Shares Subject To Mandatory Redemption 10	$ 0.55
Preferred Shares Subject To Mandatory Redemption 11	10.00%
Preferred Shares Subject To Mandatory Redemption 12	$ 0.43
Preferred Shares Subject To Mandatory Redemption 13	247.17
Preferred Shares Subject To Mandatory Redemption 14	$ 303,839
Preferred Shares Subject To Mandatory Redemption 15	46,456
Preferred Shares Subject To Mandatory Redemption 16	$ 10,212
Preferred Shares Subject To Mandatory Redemption 17	252.83
Preferred Shares Subject To Mandatory Redemption 18	796,566
Preferred Shares Subject To Mandatory Redemption 19	$ 0.3174